Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Loss from operations before income taxes	$ (8,941,670)	$ (7,970,071)	$ (16,803,045)
Adjustments to reconcile net loss to net cash used in operating activities:
Share option charge	1,605,260	734,989	1,121,273
Warrant charge			11,372
Forfeiture of options	(3,069)	(94,284)	(1,419)
Depreciation of fixed assets	1,820	2,563	3,866
(Gain)/Loss on foreign exchange	(700,750)	(96,978)	55,183
Expenses settled in shares		32,302	3,452,769
Shares Issued in lieu of consultancy fees	321,729	437,497
Shares Issued in lieu of bonus		347,500
CLN Fees settled in shares		331,545
Shares Issued in lieu of interest		750,000
Convertible loan interest accrued	457,238	88,998
Net increase/(decrease) in related party balances	(1,003,646)	500,616	(570,075)
Net (increase)/decrease in operating assets/other receivables	10,914	(90,403)	440,257
Net increase/(decrease) in trade and other payables	362,621	1,216,431	2,799,282
Cash inflow from taxation	1,953,653	1,998,364
Net cash used in operating activities	(5,935,900)	(1,810,931)	(9,490,537)
CASH FLOWS FROM INVESTING ACTIVITIES
Short Term Investments	(6,000,000)
Acquisition of property, plant and equipment	(6,080)	(1,208)
Net cash used in investing activities	(6,006,080)	(1,208)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from fundraising, net and issuance of ordinary shares	25,023,336	1,705,742	6,208,508
Proceeds from convertible loan note		950,000
Net cash provided by financing activities	25,023,336	2,655,742	6,208,508
Net increase/(decrease) in cash and cash equivalents	13,081,356	843,603	(3,282,029)
Cash and cash equivalent, beginning of period	1,560,902	826,848	4,045,381
Exchange difference	(47,990)	(109,549)	63,496
Cash and cash equivalent, end of period	14,594,268	1,560,902	826,848
Non Cash items:
Conversion of related party loan into shares			3,150,000
Conversion of convertible loan note into shares	950,000
Convertible loan note interest liability settled by the issuance of shares	$ 546,236